Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
AOCI Attributable to Parent [Roll Forward]
Beginning balance	$ 11,037	$ 10,837	$ 10,534	$ 10,332	$ 10,837	$ 10,332
Net other comprehensive income (loss)	0	2	3	(10)	2	(7)
Ending balance	11,665	11,037	10,682	10,534	11,665	10,682
Employee Benefit Plan Funded Status
AOCI Attributable to Parent [Roll Forward]
Beginning balance	(95)	(95)	(95)	(95)	(95)	(95)
Other comprehensive income (loss) before reclassifications			0		0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0		0		0	0
Net other comprehensive income (loss)	0		0		0	0
Ending balance	(95)	(95)	(95)	(95)	(95)	(95)
Amortization of Prior Service Cost
AOCI Attributable to Parent [Roll Forward]
Beginning balance	1	1	1	1	1	1
Other comprehensive income (loss) before reclassifications			0		0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0		0		0	0
Net other comprehensive income (loss)	0		0		0	0
Ending balance	1	1	1	1	1	1
Amortization of Actuarial Loss
AOCI Attributable to Parent [Roll Forward]
Beginning balance	75	75	74	74	75	74
Other comprehensive income (loss) before reclassifications			0		0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0		1		0	1
Net other comprehensive income (loss)	0		1		0	1
Ending balance	75	75	75	74	75	75
Gain (Loss) on Cash Flow Hedge
AOCI Attributable to Parent [Roll Forward]
Beginning balance	28	26	22	30	26	30
Other comprehensive income (loss) before reclassifications			3		2	(5)
Amounts reclassified from accumulated other comprehensive income (loss)	1		0		1	0
Net other comprehensive income (loss)	(1)		3		1	(5)
Ending balance	27	28	25	22	27	25
Gain (Loss) on Fixed-Income Securities
AOCI Attributable to Parent [Roll Forward]
Beginning balance	(1)	(1)	0	2	(1)	2
Other comprehensive income (loss) before reclassifications			(1)		0	1
Amounts reclassified from accumulated other comprehensive income (loss)	(1)		0		(1)	(4)
Net other comprehensive income (loss)	1		(1)		1	(3)
Ending balance	0	(1)	(1)	0	0	(1)
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent [Roll Forward]
Beginning balance	8	6	2	12	6	12
Other comprehensive income (loss) before reclassifications			2		2	(4)
Amounts reclassified from accumulated other comprehensive income (loss)	0		1		0	(3)
Net other comprehensive income (loss)	0	2	3	(10)	2	(7)
Ending balance	$ 8	$ 8	$ 5	$ 2	$ 8	$ 5